UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT PURSUANT TO
SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 X	 Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

 November 21, 2024	 to  December 31, 2024

Date of Report (Date of earliest event reported) January 29, 2025 Commission File Number of securitizer: N/A
Central Index Key Number of securitizer:  0002039388

Steven Glynn (212) 957-2500
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

 	 Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:


(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):


Name and telephone number, including area code, of the person to contact in connection with this filing.

SEC 2860 (6-15)	Potential persons who are to respond to the collection of
information contained in this form are
not required to respond unless the form displays a currently valid OMB control number.


               PART 1: REPRESENTATION AND WARRANTY

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties
Disclosure

No activity to report.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.


           Continental Structured Ventures, Ltd.	 (Securitizer)


Date                   February 3, 2025


               /s/ Kurt Locher                   (Signature)*
Kurt Locher, Authorized Officer

*Print name and title of the signing officer under his signature.